Accounts Receivable, Net - Schedule of Changes in Allowance for Credit Losses (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Changes in Allowance for Credit Losses [Abstract]
Beginning balance	¥ 24,105,435	$ 3,353,380	¥ 27,735,262
Provision for expected credit losses, net of recovery	(258,607)	(36,125)	(3,951,391)
Deconsolidation of subsidiaries	(1,536,649)	(214,658)
Exchange rate difference	(89,746)	1,422	321,564
Ending balance	¥ 22,220,433	$ 3,104,019	¥ 24,105,435